UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

BlackRock Global Dividend Income Portfolio

BlackRock Multi-Asset Income Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street,

New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2013

Date of reporting period: 10/31/2012

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2012 (Unaudited)	BlackRock Global Dividend Income Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium – 1.6%
Anheuser-Busch InBev NV	223,923	$18,726,834
Brazil – 0.9%
Souza Cruz SA	836,215	10,910,464
Canada – 3.3%
National Bank of Canada	153,835	11,887,845
Rogers Communications, Inc., Class B	608,060	26,690,714

		38,578,559
Finland – 1.0%
Kone Oyj, Class B	167,342	11,999,886
France – 6.5%
Eutelsat Communications SA	576,854	18,471,266
Legrand SA	386,644	14,916,233
Sanofi SA	354,067	31,096,635
Total SA	244,277	12,304,219

		76,788,353
Hong Kong – 1.8%
Power Assets Holdings Ltd.	2,435,500	20,695,767
Italy – 1.0%
ENI SpA	529,405	12,182,031
Japan – 2.1%
Canon, Inc.	375,000	12,187,379
NTT DoCoMo, Inc.	8,382	12,145,747

		24,333,126
Netherlands – 2.4%
Royal Dutch Shell Plc, B Shares	806,377	28,523,734
Singapore – 2.5%
DBS Group Holdings Ltd.	1,613,000	18,317,921
Singapore Telecommunications Ltd.	4,374,000	11,521,180

		29,839,101
Sweden – 3.9%
Hennes & Mauritz AB, B Shares	827,710	28,064,737
Svenska Handelsbanken AB, A Shares	514,099	17,642,438

		45,707,175
Switzerland – 8.1%
Nestle SA	430,304	27,319,240
Novartis AG	539,725	32,545,727
Roche Holding AG	180,238	34,718,383

		94,583,350
Taiwan – 4.1%
Chunghwa Telecom Co. Ltd. - ADR	439,980	13,674,578
Far EasTone Telecommunications Co. Ltd.	5,176,500	11,949,185
Taiwan Mobile Co. Ltd.	3,577,000	12,478,740
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	644,017	10,239,870

		48,342,373

Common Stocks	Shares	Value
United Kingdom – 21.9%
BHP Billiton Plc	626,233	$20,071,704
British American Tobacco Plc	502,637	24,930,785
Diageo Plc	1,013,247	28,967,459
GlaxoSmithKline Plc	1,385,067	31,036,072
HSBC Holdings Plc	2,067,200	20,370,418
Imperial Tobacco Group Plc	970,377	36,699,380
Reckitt Benckiser Group Plc	314,075	19,028,134
TESCO Plc	4,518,098	23,378,776
Unilever Plc	673,576	25,126,720
Vodafone Group Plc	9,996,156	27,146,125

		256,755,573
United States – 37.2%
Altria Group, Inc.	445,907	14,179,843
AT&T, Inc.	717,601	24,821,819
Chevron Corp.	236,549	26,070,065
The Coca-Cola Co.	786,299	29,234,597
Emerson Electric Co.	364,652	17,660,096
Genuine Parts Co.	359,351	22,488,186
Johnson & Johnson	474,528	33,606,073
Kraft Foods Group, Inc.	503,685	22,907,609
Lorillard, Inc.	204,883	23,768,477
McDonald’s Corp.	284,738	24,715,258
Merck & Co., Inc.	359,063	16,384,045
Microsoft Corp.	767,467	21,899,671
PepsiCo, Inc.	230,559	15,963,905
Pfizer, Inc.	1,515,328	37,686,207
Philip Morris International, Inc.	221,266	19,595,317
Reynolds American, Inc.	364,292	15,169,119
U.S. Bancorp	527,769	17,527,208
United Parcel Service, Inc., Class B	158,166	11,585,660
United Technologies Corp.	322,987	25,244,664
Verizon Communications, Inc.	375,595	16,766,561

		437,274,380
Total Long-Term Investments
(Cost – $1,061,039,384) – 98.3%		1,155,240,706

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17% (a)(b)	22,161,947	22,161,947
Total Short-Term Securities (Cost – $22,161,947) – 1.9%		22,161,947
Total Investments (Cost – $1,083,201,331*) – 100.2%		1,177,402,653
Liabilities in Excess of Other Assets – (0.2)%		(2,916,706)

Net Assets – 100.0%		$1,174,485,947

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR AKA	American Depositary Receipts Also Known As	GBP JPY	British Pound Japanese Yen

	DIP	Debtor In Possession	MLP	Master Limited Partnership
	EUR	Euro	SEK	Swedish Krona
	FKA	Formerly Known As	USD	US Dollar

BLACKROCK FUNDS II	OCTOBER 31, 2012	1

Schedule of Investments (concluded)	BlackRock Global Dividend Income Portfolio

*	As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,085,587,058

Gross unrealized appreciation	$108,518,633
Gross unrealized depreciation	(16,703,038)

Net unrealized appreciation	$91,815,595

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at October 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	28,550,221	(6,388,274)	22,161,947	$11,020

(b)	Represents the current yield as of report date.
—	Foreign currency exchange contracts as of October 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settle- ment Date	Unrea- lized- App- reciation (Depre- ciation)
GBP	38,554,000	USD	61,778,698	UBS AG	11/01/12	$438,054
USD	60,510,696	GBP	38,554,000	State Street Corp.	11/01/12	(1,706,057)
USD	16,589,000	SEK	112,420,000	UBS AG	11/15/12	(352,184)
JPY	3,840,818,000	GBP	48,996,275	JPMorgan Chase & Co.	12/06/12	(1,732,049)
USD	61,759,267	GBP	38,554,000	UBS AG	2/07/13	(436,809)

Total						$(3,789,045)

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Belgium	–	$18,726,834	–	$18,726,834
Brazil	$10,910,464	–	–	10,910,464
Canada	38,578,559	–	–	38,578,559
Finland	–	11,999,886	–	11,999,886
France	–	76,788,353	–	76,788,353
Hong Kong	–	20,695,767	–	20,695,767
Italy	–	12,182,031	–	12,182,031
Japan	–	24,333,126	–	24,333,126
Netherlands	–	28,523,734	–	28,523,734
Singapore	–	29,839,101	–	29,839,101
Sweden	–	45,707,175	–	45,707,175
Switzerland	–	94,583,350	–	94,583,350
Taiwan	23,914,448	24,427,925	–	48,342,373
United Kingdom	–	256,755,573	–	256,755,573
United States	437,274,380	–	–	437,274,380
Short-Term Securities	22,161,947	–	–	22,161,947

Total	$532,839,798	$644,562,855	–	$1,177,402,653

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$438,054	–	$438,054
Liabilities:
Foreign currency exchange contracts	–	(4,227,099)	–	(4,227,099)

Total	–	$(3,789,045)	–	$(3,789,045)

[1]	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2012, foreign currency at value of $180 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended October 31, 2012.

2	BLACKROCK FUNDS II	OCTOBER 31, 2012

Schedule of Investments October 31, 2012 (Unaudited)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Alm Loan Funding, Series 2012-7A, Class C, 4.86%, 10/19/24 (a)(b)	USD 1,000	$953,538
Conseco Financial Corp., Series 1995-5, Class M1, 7.65%, 9/15/26 (b)	100	101,891
GSAA Trust, Series 2006-18, Class AF6, 5.68%, 11/25/36 (c)	6,231	3,604,035
Morgan Stanley Mortgage Loan Trust, Series 2007-IXS, Class 2A3, 5.92%, 9/25/46 (c)	1,087	587,000
Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 6/15/32 (b)	231	240,555
Total Asset-Backed Securities – 0.5%		5,487,019

Common Stocks	Shares
Aerospace & Defense – 0.3%
United Technologies Corp.	45,701	3,571,990
Air Freight & Logistics – 0.1%
United Parcel Service, Inc., Class B	21,191	1,552,241
Automobiles – 0.1%
Tata Motors Ltd. - ADR	26,100	630,315
Tofas Turk Otomobil Fabrikasi AS	93,354	521,163

		1,151,478
Beverages – 1.5%
Anheuser-Busch InBev NV	36,181	3,025,842
Cia de Bebidas das Americas - ADR	11,401	465,047
The Coca-Cola Co.	122,819	4,566,410
Diageo Plc	144,660	4,135,648
Fomento Economico Mexicano SAB de CV - ADR	4,662	422,424
PepsiCo, Inc.	36,107	2,500,049
Thai Beverage Pcl	2,368,000	842,597

		15,958,017
Capital Markets – 0.0%
CETIP SA - Mercados Organizados	28,283	325,852
Chemicals – 0.1%
Uralkali OJSC - GDR	15,941	628,815
Commercial Banks – 1.5%
Banco de Chile	3,207,016	478,770
Banco do Brasil SA	69,072	736,954
Bank Mandiri Persero Tbk PT	439,500	375,456
Bank of China Ltd., H Shares	1,774,000	726,776
Credicorp Ltd.	5,771	746,421
DBS Group Holdings Ltd.	50,000	567,821
Grupo Financiero Santander Mexico SAB de CV - ADR, Class B	28,761	393,163
HSBC Holdings Plc	290,000	2,857,692
Komercni Banka AS	2,012	411,717
National Bank of Canada	22,792	1,761,288
Sberbank of Russia - ADR	54,208	631,523

Common Stocks	Shares	Value
Commercial Banks (concluded)
Siam Commercial Bank Pcl	84,800	$443,317
Standard Bank Group Ltd.	40,503	500,140
Svenska Handelsbanken AB, A Shares	75,830	2,602,273
U.S. Bancorp	77,400	2,570,454

		15,803,765
Commercial Services & Supplies – 0.0%
Multiplus SA	10,844	251,953
Distributors – 0.3%
Genuine Parts Co.	53,418	3,342,898
Diversified Financial Services – 0.2%
African Bank Investments Ltd.	48,270	163,328
BM&FBovespa SA	196,920	1,260,412
Bolsa Mexicana de Valores SAB de CV	429,980	952,300

		2,376,040
Diversified Telecommunication Services – 1.1%
AT&T, Inc.	102,860	3,557,927
Chunghwa Telecom Co. Ltd. - ADR	52,839	1,642,236
Singapore Telecommunications Ltd.	670,000	1,764,790
Telefonica Brasil SA - ADR	23,178	510,380
Telekomunikasi Indonesia Persero Tbk PT	824,000	836,903
Verizon Communications, Inc.	65,482	2,923,116

		11,235,352
Electric Utilities – 0.2%
Power Assets Holdings Ltd.	270,370	2,297,481
Electrical Equipment – 0.5%
Emerson Electric Co.	61,147	2,961,349
Legrand SA	58,150	2,243,353

		5,204,702
Electronic Equipment, Instruments & Components – 0.1%
Delta Electronics, Inc.	152,000	518,487
Energy Equipment & Services – 0.3%
Seadrill Partners LLC	109,400	2,631,070
Tenaris SA - ADR	13,466	506,591

		3,137,661
Food & Staples Retailing – 0.4%
CP ALL Pcl	349,600	452,031
The Spar Group Ltd.	45,232	634,019
TESCO Plc	621,146	3,214,103

		4,300,153
Food Products – 1.1%
Kraft Foods Group, Inc.	73,333	3,335,200
Nestle SA	66,980	4,252,442
Unilever Plc	89,455	3,336,982
Want Want China Holdings Ltd.	350,000	476,497

		11,401,121

BLACKROCK FUNDS II	OCTOBER 31, 2012	3

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Gas Utilities – 0.1%
Cia de Gas de Sao Paulo	18,485	$486,459
Perusahaan Gas Negara Persero Tbk PT	1,520,500	733,346

		1,219,805
Hotels, Restaurants & Leisure – 0.4%
McDonald’s Corp.	40,779	3,539,617
Sands China Ltd.	134,400	502,402

		4,042,019
Household Durables – 0.1%
Woongjin Coway Co. Ltd.	18,630	678,169
Household Products – 0.3%
Kimberly-Clark de Mexico SAB de CV, A Shares	270,550	655,816
Reckitt Benckiser Group Plc	48,396	2,932,056

		3,587,872
Industrial Conglomerates – 0.0%
Alliance Global Group, Inc.	723,300	260,834
Bidvest Group Ltd.	6,872	164,027

		424,861
Insurance – 0.1%
Hyundai Marine & Fire Insurance Co. Ltd.	16,680	538,321
Powszechny Zaklad Ubezpieczen SA	8,314	972,542

		1,510,863
Machinery – 0.2%
Kone Oyj, Class B	24,609	1,764,681
Turk Traktor ve Ziraat Makineleri AS	12,346	270,068

		2,034,749
Media – 0.4%
BEC World Pcl	456,000	874,083
Eutelsat Communications SA	86,197	2,760,088
Media Nusantara Citra Tbk PT	764,692	224,256

		3,858,427
Metals & Mining – 0.9%
BHP Billiton Ltd.	74,031	2,621,113
China Hongqiao Group Ltd.	986,000	455,547
Hi-Crush Partners LP	208,510	4,274,455
Koza Altin Isletmeleri AS	28,138	613,094
Kumba Iron Ore Ltd.	3,262	204,020
Vale SA - ADR	62,951	1,130,609

		9,298,838
Multiline Retail – 0.1%
Intime Department Store Group Co. Ltd.	209,000	246,266
Woolworths Holdings Ltd.	60,435	456,283

		702,549
Office Electronics – 0.2%
Canon, Inc.	63,300	2,057,230
Oil, Gas & Consumable Fuels – 7.3%
Access Midstream Partners LP - MLP	189,411	6,665,373
Bangchak Petroleum Pcl	213,600	182,230
Chevron Corp.	39,447	4,347,454
China Petroleum & Chemical Corp., H Shares	840,000	885,257
China Shenhua Energy Co. Ltd., H Shares	164,000	694,901

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
DCP Midstream Partners LP - MLP	81,536	$3,633,244
Dragon Oil Plc	36,185	324,870
Enbridge Energy Partners LP - MLP	81,033	2,430,990
Energy Transfer Partners LP - MLP	83,778	3,585,698
ENI SpA	79,831	1,836,975
Enterprise Products Partners LP - MLP	75,164	3,961,894
Kinder Morgan Energy Partners LP- MLP	29,192	2,442,203
Lukoil OAO - ADR	27,511	1,656,162
MarkWest Energy Partners LP - MLP	153,783	8,339,652
ONEOK Partners LP - MLP	121,066	7,378,973
Plains All American Pipeline LP - MLP	182,842	8,297,370
Royal Dutch Shell Plc, A Shares	122,619	4,207,426
S-Oil Corp.	5,617	513,627
Targa Resources Partners LP - MLP	130,839	5,479,537
Total SA	36,835	1,855,377
Tupras Turkiye Petrol Rafinerileri AS	20,022	489,700
Western Gas Partners LP - MLP	66,915	3,411,327
Williams Partners LP - MLP	82,418	4,366,506

		76,986,746
Personal Products – 0.1%
Natura Cosmeticos SA	38,040	1,014,188
Pharmaceuticals – 3.1%
GlaxoSmithKline Plc	204,713	4,587,134
Johnson & Johnson	74,918	5,305,693
Merck & Co., Inc.	50,116	2,286,793
Novartis AG	82,302	4,962,858
Pfizer, Inc.	246,274	6,124,834
Roche Holding AG	26,231	5,052,752
Sanofi SA	51,511	4,524,056

		32,844,120
Real Estate Management & Development – 0.0%
SOHO China Ltd.	316,500	214,158
Semiconductors & Semiconductor Equipment – 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	54,000	164,541
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	171,358	2,724,592

		2,889,133
Software – 0.3%
Microsoft Corp.	105,535	3,011,441
Specialty Retail – 0.5%
The Foschini Group Ltd.	53,407	775,407
Hennes & Mauritz AB, B Shares	121,185	4,108,957

		4,884,364
Textiles, Apparel & Luxury Goods – 0.1%
Bosideng International Holdings Ltd.	1,994,000	630,305
Tobacco – 2.1%
Altria Group, Inc.	70,479	2,241,232
British American Tobacco Plc	77,023	3,820,339
Gudang Garam Tbk PT	84,500	430,896
Imperial Tobacco Group Plc	141,036	5,333,941
Lorillard, Inc.	29,784	3,455,242
Philip Morris International, Inc.	39,601	3,507,065
Reynolds American, Inc.	49,231	2,049,979

4	BLACKROCK FUNDS II	OCTOBER 31, 2012

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Tobacco (concluded)
Souza Cruz SA		119,005	$1,552,710

			22,391,404
Transportation Infrastructure – 0.4%
CCR SA		148,147	1,302,728
China Merchants Holdings International Co. Ltd.		172,000	567,386
Copa Holdings SA, Class A		7,493	695,500
Grupo Aeroportuario del Sureste SAB de CV - ADR		7,645	738,278
Jasa Marga Persero Tbk PT		658,000	396,254

			3,700,146
Wireless Telecommunication Services – 1.7%
Advanced Info Service Pcl		64,800	416,299
America Movil SAB de CV, Series L - ADR		24,138	610,450
China Mobile Ltd.		62,500	693,234
ENTEL Chile SA		17,769	363,560
Far EasTone Telecommunications Co. Ltd.		878,750	2,028,464
Mobile Telesystems OJSC - ADR		30,183	517,337
NTT DoCoMo, Inc.		1,113	1,612,767
Philippine Long Distance Telephone Co. - ADR		18,847	1,197,350
Rogers Communications, Inc., Class B		91,814	4,030,163
Taiwan Mobile Co. Ltd.		514,000	1,793,143
Turkcell Iletisim Hizmetleri AS		97,756	597,247
Vodacom Group Ltd.		36,861	464,350
Vodafone Group Plc		1,415,063	3,842,825

			18,167,189
Total Common Stocks – 26.5%			279,206,582

Corporate Bonds	Par (000)		Value
Advertising – 0.0%
Affinion Group, Inc., 7.88%, 12/15/18	USD	650	531,375
Aerospace & Defense – 0.1%
Huntington Ingalls Industries, Inc., 7.13%, 3/15/21		500	537,500
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		320	345,600

			883,100
Airlines – 0.1%
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 10/15/21		480	501,348
Continental Airlines, Inc., 6.75%, 9/15/15 (a)		850	889,313
U.S. Airways Pass-Through Trust, Series 2012-1, Class C, 9.13%, 10/01/15		140	142,800

			1,533,461
Auto Components – 0.2%
GT 2005 Bonds BV, 8.00%, 7/21/14 (c)		2,000	2,005,200
IDQ Holdings, Inc., 11.50%, 4/01/17 (a)		100	106,500

			2,111,700
Beverages – 0.0%
Constellation Brands, Inc., 6.00%, 5/01/22		280	317,800
Biotechnology – 0.1%
Fufeng Group Co. Ltd., 7.63%, 4/13/16		1,500	1,462,500
Building Products – 0.6%
Building Materials Corp. of America, 6.75%, 5/01/21 (a)		250	272,500

Corporate Bonds	Par (000)		Value
Building Products (concluded)
Cemex Finance LLC, 9.38%, 10/12/22 (a)	USD	630	$658,350
HD Supply, Inc.:
8.13%, 4/15/19 (a)		588	646,800
11.00%, 4/15/20 (a)		720	819,000
11.50%, 7/15/20 (a)		1,885	1,983,963
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19		1,050	1,168,125
USG Corp., 9.75%, 1/15/18		290	316,825

			5,865,563
Capital Markets – 0.6%
E*TRADE Financial Corp., 12.50%, 11/30/17		1,972	2,233,290
Sun Hung Kai & Co. BVI Ltd., 6.38%, 9/26/17		1,500	1,493,475
UBS AG, 7.63%, 8/17/22		2,000	2,156,814

			5,883,579
Chemicals – 1.0%
Ashland, Inc., 4.75%, 8/15/22 (a)		150	153,000
Celanese U.S. Holdings LLC, 5.88%, 6/15/21		400	445,500
Hexion U.S. Finance Corp., 6.63%, 4/15/20		155	154,613
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20		500	448,750
Huntsman International LLC, 8.63%, 3/15/21		555	631,313
Ineos Finance Plc:
8.38%, 2/15/19 (a)		1,000	1,050,000
7.50%, 5/01/20 (a)		125	126,563
INEOS Group Holdings SA, 8.50%, 2/15/16 (a)		75	72,375
LyondellBasell Industries NV:
6.00%, 11/15/21		200	231,250
5.75%, 4/15/24		2,635	3,050,013
Nufarm Australia Ltd., 6.38%, 10/15/19 (a)		220	225,500
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		955	983,650
Tronox Finance LLC, 6.38%, 8/15/20 (a)		3,085	3,077,287

			10,649,814
Commercial Banks – 0.8%
Bank of India, 6.25%, 2/16/21		3,000	3,276,150
BOE Merger Corp., 9.50%, 11/01/17 (a)(d)		190	190,000
CIT Group, Inc.:
5.00%, 5/15/17		110	115,918
5.25%, 3/15/18		410	435,625
5.50%, 2/15/19 (a)		340	362,525
5.00%, 8/15/22		250	259,057
MPM Escrow LLC/MPM Finance Escrow Corp., 8.88%, 10/15/20 (a)		390	382,200
Oversea-Chinese Banking Corp. Ltd., 3.15%, 3/11/23 (b)		3,000	3,019,797

			8,041,272
Commercial Services & Supplies – 1.6%
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (a)		3,211	3,323,385
ARAMARK Holdings Corp., 8.63%, 5/01/16 (a)(d)		600	613,506
Aviation Capital Group Corp., 7.13%, 10/15/20 (a)		3,750	3,940,875
Ceridian Corp., 8.88%, 7/15/19 (a)		1,385	1,468,100
Clean Harbors, Inc., 5.25%, 8/01/20 (a)		252	258,300
Covanta Holding Corp., 6.38%, 10/01/22		325	353,689
Laureate Education, Inc., 9.25%, 9/01/19 (a)		1,330	1,310,050
Mead Products LLC/ACCO Brands Corp., 6.75%, 4/30/20 (a)		22	22,468
Mobile Mini, Inc., 7.88%, 12/01/20		2,861	3,093,456

BLACKROCK FUNDS II	OCTOBER 31, 2012	5

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Commercial Services & Supplies (concluded)
ServiceMaster Co., 8.00%, 2/15/20	USD	2,290	$2,404,500

			16,788,329
Computer Software & Services – 0.2%
Infor US, Inc., 9.38%, 4/01/19		2,320	2,563,600
Computers & Peripherals – 0.0%
NCR Corp., 5.00%, 7/15/22 (a)		220	224,675
Consumer Finance – 0.1%
Credit Acceptance Corp., 9.13%, 2/01/17		500	548,750
Containers & Packaging – 0.8%
Ardagh Packaging Finance Plc:
7.38%, 10/15/17 (a)		425	456,875
9.13%, 10/15/20 (a)		525	548,625
Berry Plastics Corp., 9.75%, 1/15/21		1,970	2,235,950
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
9.00%, 4/15/19		100	101,250
7.88%, 8/15/19		190	206,150
9.88%, 8/15/19		910	953,225
5.75%, 10/15/20 (a)		2,930	2,959,300
6.88%, 2/15/21		400	425,000
Sealed Air Corp., 8.38%, 9/15/21 (a)		220	242,000
Tekni-Plex, Inc., 9.75%, 6/01/19 (a)		40	42,800

			8,171,175
Diversified Financial Services – 1.4%
Ally Financial, Inc., 8.00%, 11/01/31		1,945	2,314,550
Axis Bank Ltd., 5.13%, 9/05/17		3,000	3,144,813
Big Will Investments Ltd., 10.88%, 4/29/16		1,500	1,571,400
CNG Holdings, Inc., 9.38%, 5/15/20 (a)		920	947,600
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Series 2012-1: Class A, 6.50%, 5/30/21 (a)		255	259,164
Class B, 5.13%, 11/30/24 (a)		270	280,800
Dufry Finance SCA, 5.50%, 10/15/20 (a)		403	410,053
Enel Finance International NV, 6.00%, 10/07/39 (a)		1,000	968,678
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18		1,590	1,709,250
Nuveen Investments, Inc., 9.13%, 10/15/17 (a)		273	272,659
SSG Resources Ltd., 4.25%, 10/04/22		3,000	3,122,400

			15,001,367
Diversified Telecommunication Services – 1.1%
Bakrie Telecom Pte Ltd., 11.50%, 5/07/15		1,000	475,000
Consolidated Communications Finance Co., 10.88%, 6/01/20 (a)		155	164,494
Intelsat Jackson Holdings SA:
7.25%, 10/15/20 (a)		2,670	2,830,200
6.63%, 12/15/22 (a)		189	187,583
Intelsat Luxembourg SA:
11.25%, 2/04/17		720	756,000
11.50%, 2/04/17 (d)		1,490	1,568,225
Level 3 Communications, Inc., 8.88%, 6/01/19 (a)		160	168,000
Level 3 Financing, Inc.:
8.13%, 7/01/19		2,210	2,359,175
7.00%, 6/01/20 (a)		221	224,867
PCCW Capital No 4 Ltd., 5.75%, 4/17/22		2,000	2,191,600

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (concluded)
TW Telecom Holdings, Inc., 5.38%, 10/01/22 (a)	USD	285	$292,837

			11,217,981
Electric Utilities – 0.9%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.:
6.88%, 8/15/17 (a)		675	683,437
10.00%, 12/01/20		7,819	8,542,257
11.75%, 3/01/22 (a)		141	137,827
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	350	458,218

			9,821,739
Electrical Equipment – 0.1%
Belden, Inc., 5.50%, 9/01/22 (a)	USD	627	637,973
General Cable Corp., 5.75%, 10/01/22 (a)		590	600,325

			1,238,298
Energy Equipment & Services – 0.5%
Gulfmark Offshore, Inc., 6.38%, 3/15/22 (a)		170	177,225
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20		230	234,025
Key Energy Services, Inc., 6.75%, 3/01/21 (a)		360	356,400
Perusahaan Listrik Negara PT, 5.25%, 10/24/42		1,500	1,531,800
Seadrill Ltd., 5.63%, 9/15/17 (a)		2,795	2,795,000
SESI LLC, 7.13%, 12/15/21		485	540,775

			5,635,225
Food & Staples Retailing – 0.3%
FPC Finance Ltd., 6.00%, 6/28/19		1,000	1,102,800
Olam International Ltd., 7.50%, 8/12/20		1,000	1,036,250
Rite Aid Corp., 9.25%, 3/15/20		780	797,550

			2,936,600
Food Products – 0.1%
Del Monte Corp., 7.63%, 2/15/19		151	155,153
Post Holdings, Inc., 7.38%, 2/15/22 (a)		715	758,794
Smithfield Foods, Inc., 6.63%, 8/15/22		431	451,473

			1,365,420
Health Care Equipment & Supplies – 0.9%
Alere, Inc., 7.88%, 2/01/16		558	581,715
Biomet, Inc.:
6.50%, 8/01/20 (a)		2,463	2,543,047
6.50%, 10/01/20 (a)		2,425	2,358,313
DJO Finance LLC/DJO Finance Corp.:
8.75%, 3/15/18 (a)		1,020	1,088,850
9.88%, 4/15/18 (a)		360	352,800
Hologic, Inc., 6.25%, 8/01/20 (a)		1,942	2,058,520
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/19 (a)		670	639,850
VWR Funding, Inc., 7.25%, 9/15/17 (a)		35	35,613

			9,658,708
Health Care Providers & Services – 2.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 7.75%, 2/15/19		835	879,881

6	BLACKROCK FUNDS II	OCTOBER 31, 2012

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Health Care Providers & Services (concluded)
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18	USD 295	$306,063
7.13%, 7/15/20	1,991	2,105,483
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	2,541	2,655,345
Fresenius Medical Care US Finance II, Inc., 5.63%, 7/31/19 (a)	500	526,250
Fresenius Medical Care US Finance, Inc., 5.75%, 2/15/21 (a)	917	969,727
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (a)	700	803,250
Hanger, Inc., 7.13%, 11/15/18	770	804,650
HCA, Inc.:
6.50%, 2/15/20	2,015	2,226,575
5.88%, 3/15/22	2,208	2,368,080
4.75%, 5/01/23	810	810,000
IASIS Healthcare LLC/IASIS Capital Corp.,
8.38%, 5/15/19	1,895	1,743,400
INC Research LLC, 11.50%, 7/15/19 (a)	850	854,250
Omnicare, Inc., 7.75%, 6/01/20	1,010	1,111,000
PSS World Medical, Inc., 6.38%, 3/01/22	549	655,369
Tenet Healthcare Corp.:
10.00%, 5/01/18	750	855,000
6.25%, 11/01/18	1,250	1,353,125
8.88%, 7/01/19	1,090	1,218,075
6.75%, 2/01/20 (a)	310	308,063
4.75%, 6/01/20 (a)	477	472,826
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/01/19 (a)	1,005	1,042,687

		24,069,099
Health Care Technology – 0.1%
IMS Health, Inc.:
12.50%, 3/01/18 (a)	300	357,000
6.00%, 11/01/20 (a)	376	382,580

		739,580
Hotels, Restaurants & Leisure – 1.2%
Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.00%, 5/15/18 (a)	489	507,337
Caesars Entertainment Operating Co., Inc.:
11.25%, 6/01/17	2,375	2,570,937
10.00%, 12/15/18	666	416,250
8.50%, 2/15/20 (a)	540	530,550
9.00%, 2/15/20 (a)	1,709	1,713,273
Carlson Wagonlit BV, 6.88%, 6/15/19 (a)	230	240,350
Choice Hotels International, Inc., 5.75%, 7/01/22	1,270	1,390,650
Diamond Resorts Corp., 12.00%, 8/15/18	700	750,750
MGM Resorts International:
4.25%, 4/15/15	1,235	1,265,875
11.13%, 11/15/17	750	826,875
8.63%, 2/01/19 (a)	238	257,337
MTR Gaming Group, Inc., 11.50%, 8/01/19	848	885,873
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.38%, 3/15/22 (a)	1,046	1,078,687

		12,434,744
Household Durables – 0.5%
Beazer Homes USA, Inc., 6.63%, 4/15/18 (a)	370	395,900

Corporate Bonds	Par (000)	Value
Household Durables (concluded)
DR Horton, Inc., 4.38%, 9/15/22	USD 320	$320,800
K Hovnanian Enterprises Inc, 7.25%,
10/15/20 (a)	975	1,028,625
Libbey Glass, Inc., 6.88%, 5/15/20 (a)	1,507	1,604,955
PulteGroup, Inc., 6.38%, 5/15/33	85	82,450
Standard Pacific Corp.:
10.75%, 9/15/16	295	365,800
8.38%, 1/15/21	1,225	1,421,000

		5,219,530
Household Products – 0.1%
Spectrum Brands, Inc., 6.75%, 3/15/20 (a)	890	908,913
Independent Power Producers & Energy Traders – 0.4%
Calpine Corp., 7.88%, 1/15/23 (a)	900	994,500
DPL, Inc., 7.25%, 10/15/21	510	575,025
GenOn REMA LLC:
9.24%, 7/02/17	315	344,208
9.68%, 7/02/26	575	615,250
Halcon Resources Corp., 8.88%, 5/15/21 (a)	260	263,575
Mirant Mid-Atlantic LLC Pass-Through Trust, Class B, 9.13%, 6/30/17	147	160,705
NRG Energy, Inc.:
7.63%, 1/15/18	60	65,550
7.88%, 5/15/21	500	547,500
6.63%, 3/15/23 (a)	1,120	1,153,600

		4,719,913
Industrial Conglomerates – 0.3%
Hutchison Whampoa International Ltd., 6.00%, 12/31/49 (b)	3,000	3,139,500
Insurance – 0.6%
CNO Financial Group, Inc., 6.38%, 10/01/20 (a)	175	181,125
Genworth Financial, Inc., 7.63%, 9/24/21	700	736,254
Nippon Life Insurance Co., 5.00%, 10/18/42 (a)(b)	5,025	5,179,069

		6,096,448
Internet Software & Services – 0.3%
Pacnet Ltd., 9.25%, 11/09/15	1,200	1,205,340
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20	1,560	1,708,200
10.13%, 7/01/20	490	547,575

		3,461,115
Machinery – 0.0%
The Manitowoc Co., Inc., 5.88%, 10/15/22	480	478,200
Media – 1.9%
Aerospace Satellite Corp. Holding BV, 12.75%, 11/16/15	1,800	1,975,500
AMC Networks, Inc., 7.75%, 7/15/21	1,565	1,772,363
Cablevision Systems Corp., 5.88%, 9/15/22	480	476,400
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.50%, 4/30/21	1,290	1,370,625
5.25%, 9/30/22	800	804,000
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (a)	1,520	1,630,200

BLACKROCK FUNDS II	OCTOBER 31, 2012	7

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp., 6.38%, 9/15/20 (a)	USD	525	$531,563
Clear Channel Communications, Inc., 9.00%, 12/15/19 (a)		276	248,400
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		1,810	1,941,225
7.63%, 3/15/20		1,885	1,795,463
DISH DBS Corp., 5.88%, 7/15/22		1,801	1,891,050
Harron Communications LP/Harron Finance Corp., 9.13%, 4/01/20 (a)		80	86,400
Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18		1,147	1,290,375
ProQuest LLC/ProQuest Notes Co., 9.00%, 10/15/18 (a)		900	837,000
Truven Health Analytics, Inc., 10.63%, 6/01/20 (a)		1,520	1,630,200
Univision Communications, Inc., 6.75%, 9/15/22 (a)		135	135,000
Virgin Media Finance Plc, 4.88%, 2/15/22		535	540,350
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (a)		170	175,100
WMG Acquisition Corp.:
11.50%, 10/01/18		342	385,605
6.00%, 1/15/21 (a)		288	288,720

			19,805,539
Metals & Mining – 0.9%
ArcelorMittal:
9.25%, 2/15/15		150	166,500
4.25%, 8/05/15		360	361,940
4.25%, 3/01/16		125	124,161
Citic Pacific Ltd., 6.80%, 1/17/23		800	830,800
FMG Resources August 2006 Pty Ltd.:
7.00%, 11/01/15 (a)		470	474,700
6.38%, 2/01/16 (a)		575	574,800
6.88%, 4/01/22 (a)		65	61,100
Global Brass and Copper, Inc., 9.50%, 6/01/19 (a)		110	119,350
Hidili Industry International Development Ltd., 8.63%, 11/04/15		1,500	1,114,725
Kaiser Aluminum Corp., 8.25%, 6/01/20		80	86,600
New Gold, Inc., 7.00%, 4/15/20 (a)		40	42,400
Novelis, Inc., 8.75%, 12/15/20		2,940	3,241,350
Steel Dynamics, Inc., 6.38%, 8/15/22 (a)		500	522,500
Vedanta Resources Plc, 9.50%, 7/18/18		1,500	1,638,900

			9,359,826
Multiline Retail – 0.2%
Dollar General Corp., 4.13%, 7/15/17		1,683	1,758,735
Oil, Gas & Consumable Fuels – 3.4%
Access Midstream Partners LP/ACMP Finance Corp:
5.88%, 4/15/21		205	213,200
6.13%, 7/15/22		335	354,263
Alpha Appalachia Holdings, Inc., 3.25%, 8/01/15		316	298,817
Aurora USA Oil & Gas, Inc., 9.88%, 2/15/17 (a)		110	116,600
Berry Petroleum Co., 6.38%, 9/15/22		575	599,437
Bharat Petroleum Corp Ltd., 4.63%, 10/25/22		1,600	1,616,960
Calfrac Holdings LP, 7.50%, 12/01/20 (a)		195	193,050

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Carrizo Oil & Gas, Inc.:
8.63%, 10/15/18	USD	130	$140,075
7.50%, 9/15/20		321	327,420
CCS, Inc., 11.00%, 11/15/15 (a)		155	158,487
Chaparral Energy, Inc., 7.63%, 11/15/22 (a)		60	63,450
Chesapeake Energy Corp.:
9.50%, 2/15/15		350	392,000
7.25%, 12/15/18		30	31,950
6.63%, 8/15/20		370	388,500
6.88%, 11/15/20		50	53,000
6.13%, 2/15/21		120	121,500
Cie Generale de Geophysique - Veritas, 6.50%, 6/01/21		650	685,750
Concho Resources, Inc., 5.50%, 10/01/22		70	73,325
CONSOL Energy, Inc.:
8.25%, 4/01/20		300	318,000
6.38%, 3/01/21		500	497,500
Crosstex Energy LP/Crosstex Energy Finance Corp., 7.13%, 6/01/22 (a)		50	50,250
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22 (a)		425	416,500
Denbury Resources, Inc., 8.25%, 2/15/20		1,085	1,228,763
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19		500	542,500
EP Energy LLC/EP Energy Finance, Inc., 6.88%, 5/01/19 (a)		285	307,800
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 9/01/22 (a)		115	119,025
FTS International Services LLC/FTS International Bonds, Inc., 8.13%, 11/15/18 (a)		720	752,400
Hilcorp Energy I LP/Hilcorp Finance Co., 7.63%, 4/15/21 (a)		975	1,062,750
Kodiak Oil & Gas Corp., 8.13%, 12/01/19 (a)		30	32,700
Laredo Petroleum, Inc.:
9.50%, 2/15/19		725	822,875
7.38%, 5/01/22		110	119,900
Linn Energy LLC/Linn Energy Finance Corp.:
6.25%, 11/01/19 (a)		3,583	3,583,000
7.75%, 2/01/21		750	800,625
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.25%, 6/15/22		500	541,250
5.50%, 2/15/23		145	152,250
MEG Energy Corp.:
6.50%, 3/15/21 (a)		600	643,500
6.38%, 1/30/23 (a)		430	460,100
MIE Holdings Corp., 9.75%, 5/12/16		2,000	2,120,600
Newfield Exploration Co.:
5.75%, 1/30/22		125	135,000
5.63%, 7/01/24		1,005	1,072,837
Northern Oil and Gas, Inc., 8.00%, 6/01/20		100	103,500
Oasis Petroleum, Inc., 6.88%, 1/15/23		100	106,000
Offshore Group Investment Ltd., 11.50%, 8/01/15		676	742,755
OGX Austria GmbH:
8.50%, 6/01/18 (a)		800	698,000
8.38%, 4/01/22 (a)		200	168,000
PDC Energy, Inc., 7.75%, 10/15/22 (a)		300	305,250
Peabody Energy Corp.:
6.25%, 11/15/21		640	660,800
7.88%, 11/01/26		125	133,750
PetroBakken Energy Ltd., 8.63%, 2/01/20 (a)		1,230	1,254,600

8	BLACKROCK FUNDS II	OCTOBER 31, 2012

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Pioneer Natural Resources Co., 7.20%, 1/15/28	USD	400	$515,122
Plains Exploration & Production Co., 6.88%, 2/15/23		1,280	1,278,400
Precision Drilling Corp.:
6.63%, 11/15/20		25	26,750
6.50%, 12/15/21		10	10,575
QEP Resources, Inc.:
6.88%, 3/01/21		485	552,900
5.38%, 10/01/22		1,010	1,060,500
5.25%, 5/01/23		220	229,350
Range Resources Corp., 5.00%, 8/15/22		779	814,055
Regency Energy Partners LP/Regency Energy Finance Corp., 5.50%, 4/15/23		365	379,600
Sabine Pass LNG LP:
7.50%, 11/30/16		1,630	1,780,775
6.50%, 11/01/20 (a)		400	408,000
SandRidge Energy, Inc.:
7.50%, 3/15/21		150	156,000
7.50%, 3/15/21		570	592,800
8.13%, 10/15/22 (a)		400	430,000
7.50%, 2/15/23		675	698,625
SM Energy Co.:
6.50%, 11/15/21		760	799,900
6.50%, 1/01/23		55	57,475
Tesoro Corp., 5.38%, 10/01/22		345	359,663
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20 (a)		88	91,080
Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 4/01/20		70	71,400

			36,093,534
Paper & Forest Products – 0.0%
PH Glatfelter Co., 5.38%, 10/15/20 (a)		260	263,575
Sappi Papier Holding GmbH, 8.38%, 6/15/19 (a)		200	211,000

			474,575
Pharmaceuticals – 0.7%
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18 (a)		1,477	1,491,770
inVentiv Health, Inc., 10.00%, 8/15/18 (a)		800	724,000
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (a)		750	838,125
Sky Growth Acquisition Corp., 7.38%, 10/15/20 (a)		2,147	2,136,265
Valeant Pharmaceuticals International:
6.50%, 7/15/16 (a)		316	332,590
6.38%, 10/15/20 (a)		395	415,737
6.75%, 8/15/21 (a)		305	324,063
7.25%, 7/15/22 (a)		700	757,750

			7,020,300
Real Estate Investment Trusts (REITs) – 0.1%
Felcor Lodging LP, 6.75%, 6/01/19		627	669,323
Real Estate Management & Development – 1.7%
Agile Property Holdings Ltd., 9.88%, 3/20/17		1,500	1,631,250
Country Garden Holdings Co. Ltd., 11.13%, 2/23/18		1,500	1,690,500
Fantasia Holdings Group Co Ltd., 13.75%, 9/17/17		1,000	979,000

Corporate Bonds	Par (000)	Value
Real Estate Management & Development (concluded)
Franshion Investment Ltd., 4.70%, 10/26/17	USD 1,600	$1,582,160
Kaisa Group Holdings Ltd., 12.88%, 9/18/17	1,000	1,021,750
KWG Property Holding Ltd., 13.25%, 3/22/17	1,000	1,128,850
Longfor Properties Co. Ltd., 6.88%, 10/18/19	900	912,375
Realogy Corp.:
7.88%, 2/15/19 (a)	410	440,750
7.63%, 1/15/20 (a)	3,378	3,791,805
Sunac China Holdings Ltd., 12.50%, 10/16/17	1,550	1,632,460
Theta Capital Pte. Ltd., 7.00%, 5/16/19	2,000	2,080,096
Yuzhou Properties Co., 11.75%, 10/25/17	700	714,700

		17,605,696
Road & Rail – 0.2%
HDTFS, Inc.:
5.88%, 10/15/20 (a)	205	207,050
6.25%, 10/15/22 (a)	260	263,575
The Hertz Corp., 6.75%, 4/15/19 (a)	1,075	1,140,844

		1,611,469
Semiconductors & Semiconductor Equipment – 0.1%
Micron Technology, Inc., 2.38%, 5/01/32 (a)	133	117,456
Spansion LLC, 7.88%, 11/15/17	500	497,500

		614,956
Software – 0.8%
First Data Corp.:
7.38%, 6/15/19 (a)	3,050	3,156,750
6.75%, 11/01/20 (a)	2,205	2,205,000
8.25%, 1/15/21 (a)	1,160	1,160,000
12.63%, 1/15/21	425	438,813
Interactive Data Corp., 10.25%, 8/01/18	208	232,960
Nuance Communications, Inc., 5.38%, 8/15/20 (a)	590	601,800
SunGard Data Systems, Inc.:
7.38%, 11/15/18	40	43,050
6.63%, 11/01/19 (a)	890	897,787

		8,736,160
Specialty Retail – 1.0%
Claire’s Stores, Inc., 9.00%, 3/15/19 (a)	720	751,500
J Crew Group, Inc., 8.13%, 3/01/19	215	223,331
LS Finance 2022 Ltd., 4.25%, 10/16/22	900	899,820
Ltd Brands, Inc., 5.63%, 2/15/22	1,000	1,078,750
Michaels Stores, Inc., 7.75%, 11/01/18 (a)	181	194,349
PC Merger Sub, Inc., 8.88%, 8/01/20 (a)	1,193	1,267,563
Penske Automotive Group, Inc., 5.75%, 10/01/22 (a)	1,520	1,548,500
QVC, Inc.:
7.38%, 10/15/20 (a)	400	443,294
5.13%, 7/02/22 (a)	897	937,894
Sally Holdings LLC/Sally Capital, Inc.:
6.88%, 11/15/19	490	543,287
5.75%, 6/01/22	145	154,969
Serta Simmons Holdings LLC, 8.13%, 10/01/20 (a)	320	322,800
SM Investments Corp., 4.25%, 10/17/19	1,700	1,726,605

		10,092,662
Textiles, Apparel & Luxury Goods – 0.2%
Levi Strauss & Co., 6.88%, 5/01/22	540	560,925

BLACKROCK FUNDS II	OCTOBER 31, 2012	9

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Textiles, Apparel & Luxury Goods (concluded)
Texhong Textile Group Ltd., 7.63%, 1/19/16	USD	1,000	$999,450
Wolverine World Wide, Inc., 6.13%, 10/15/20 (a)		500	520,625

			2,081,000
Trading Companies & Distributors – 1.1%
Air Lease Corp., 4.50%, 1/15/16 (a)		580	580,000
Aircastle Ltd., 6.75%, 4/15/17		110	117,700
Ashtead Capital, Inc., 6.50%, 7/15/22 (a)		250	263,750
H&E Equipment Services, Inc., 7.00%, 9/01/22 (a)		175	182,000
Neptune Orient Lines Ltd., 0.00%, 11/05/19		6,000	6,000,000
RSC Equipment Rental, Inc./RSC Holdings III
LLC, 8.25%, 2/01/21		780	861,900
United Rentals North America, Inc.:
5.75%, 7/15/18 (a)		125	134,375
7.38%, 5/15/20 (a)		20	21,650
7.63%, 4/15/22 (a)		2,665	2,918,175
6.13%, 6/15/23		210	212,625

			11,292,175
Wireless Telecommunication Services – 0.7%
Cricket Communications, Inc.:
7.75%, 5/15/16		400	423,000
7.75%, 10/15/20		120	123,750
Crown Castle International Corp., 5.25%, 1/15/23 (a)		935	967,725
Digicel Group Ltd., 8.25%, 9/30/20 (a)		880	948,200
MetroPCS Wireless, Inc., 6.63%, 11/15/20		260	279,500
Sprint Capital Corp., 6.88%, 11/15/28		1,018	1,040,905
Sprint Nextel Corp.:
9.00%, 11/15/18 (a)		2,872	3,546,920
7.00%, 3/01/20 (a)		330	382,800

			7,712,800
Total Corporate Bonds – 30.3%			318,647,823

Floating Rate Loan Interests (b)	Par (000)		Value
Advertising – 0.0%
Affinion Group, Inc., Tranche B Term Loan, 5.00%, 10/09/16		217	204,458
Aerospace & Defense – 0.1%
Booz Allen Hamilton, Inc, Initial Tranche B Term Loan, 4.50%, 7/23/19		255	256,594
Sequa Corp., Term Loan, 3.69%, 12/03/14		350	348,863

			605,457
Airlines – 0.1%
AWAS Finance Luxembourg S.a.r.l, Term Loan, 5.25%, 6/10/16		711	717,388
Auto Components – 0.2%
Federal-Mogul Corp., Tranche B Term Loan, 2.15%, 12/29/14		795	744,028
The Goodyear Tire & Rubber Co., Loan, (Second Lien), 4.75%, 3/30/19		1,200	1,206,900

			1,950,928

Floating Rate Loan Interests (b)	Par (000)		Value
Building Products – 0.2%
Goodman Global, Inc., Initial Term Loan (First Lien), 5.75%, 10/28/16	USD	750	$749,827
HD Supply, Inc., Term Loan, 7.25%, 10/12/17		1,486	1,530,403

			2,280,230
Capital Markets – 0.1%
American Capital Ltd. (FKA American Capital Strategies Ltd.), Senior Secured Term Loan, 5.50%, 8/22/16		1,283	1,291,019
Chemicals – 0.3%
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		772	774,303
INEOS U.S. Finance LLC, Cash Dollar Term Loan, 6.50%, 5/04/18		911	923,342
PQ Corp. (FKA Niagara Acquisition, Inc.), Original Term Loan (First Lien), 3.96%, 7/30/14		795	792,217
Tronox Pigments (Netherlands) BV: Closing Date Term Loan, 4.25%, 2/08/18		784	787,778
Delayed Draw Term Loan, 1.00%, 2/08/18		214	214,849

			3,492,489
Commercial Services & Supplies – 0.5%
ACCO Brands Corp., Term B Loan, 4.25%, 5/01/19		600	604,752
ADS Waste Holdings, Inc., Term Loan, 5.25%, 10/09/19		875	882,875
Altegrity, Inc. (FKA US Investigations Services, Inc.), Tranche D Term Loan, 7.75%, 2/21/15		250	249,583
Ceridian Corp., Extended US Term Loan, 6.11%, 5/09/17		430	428,387
Getty Images, Inc., Tranche B Term Loan, 5.50%, 9/17/19		640	641,331
KAR Auction Services, Inc., Term B-1 Loan, 5.00%, 5/19/17		745	748,827
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/15/18		149	147,704
Tervita Corp. (FKA CCS Corp.), Term Loan, 3.21%, 11/14/14		1,245	1,219,409

			4,922,868
Computer Software & Services – 0.1%
Infor (US), Inc. (FKA Lawson Software, Inc.), Tranche B-2 Term Loan, 5.25%, 4/05/18		1,453	1,468,221
Computers & Peripherals – 0.1%
CDW LLC (FKA CDW Corp.), Extended Term Loan, 4.00%, 7/15/17		750	741,877
Consumer Finance – 0.0%
Trans Union LLC, Replacement Term Loan, 5.50%, 2/10/18		352	355,863
Containers & Packaging – 0.0%
Reynolds Group Holdings Inc., U.S. Term Loan, 4.75%, 9/28/18		445	446,277
Diversified Financial Services – 0.4%
GMACM Borrower LLC (RFC Borrower LLC):
Term A-1 Loan, 5.00%, 11/18/13		1,615	1,618,036
Term A-2 Loan, 6.75%, 11/18/13		70	70,758

10	BLACKROCK FUNDS II	OCTOBER 31, 2012

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Diversified Financial Services (concluded)
Nuveen Investments, Inc.:
Additional Extended First-Lien Term Loan, 5.86%, 5/13/17	USD	1,065	$1,061,006
Extended First-Lien Term Loan, 5.86%, 5/13/17		425	424,337
New Second-Lien Term Loan, 7.36%, 2/28/19		750	761,250
Springleaf Financial Funding Co. (FKA American General Finance Corp.), Initial Loan, 5.50%, 5/10/17		750	739,313

			4,674,700
Diversified Telecommunication Services – 0.6%
Avaya, Inc., Term B-1 Loan, 3.18%, 10/24/14		857	831,196
Hawaiian Telcom Communications, Inc., Term Loan, 7.00%, 2/28/17		500	509,065
Intelsat Jackson Holdings S.A. (FKA Intelsat Jackson Holdings Ltd.), Term B-1 Loan, 4.50%, 4/02/18		1,657	1,667,079
Level 3 Financing, Inc., Tranche B-II 2019 Term Loan, 4.75%, 8/01/19		2,495	2,505,254
West Corp., Term B-6 Loan, 5.75%, 6/30/18		399	404,486

			5,917,080
Electrical Equipment – 0.1%
Schaeffler AG:		725	704,613
Term B Loan, 4.70%, 1/27/15
Term C-2 Loan, 6.00%, 1/27/17		750	757,380

			1,461,993
Food & Staples Retailing – 0.2%
BJ’s Wholesale Club, Inc., New Replacement Loan (First Lien), 5.75%, 9/26/19		230	232,171
Dunkin’ Brands, Inc., Term B-2 Loan, 4.00%, 11/23/17		813	814,382
US Foods, Inc. (AKA U.S. Foodservice, Inc.), Extended Term Loan, 5.75%, 3/31/17		499	489,748
Wendy’s International, Inc, Term Loan, 4.75%, 5/15/19		900	907,623

			2,443,924
Food Products – 0.2%
Advance Pierre Foods, Inc., Term B Loan, 5.75%, 7/10/17		210	211,260
Del Monte Foods Co., Initial Term Loan, 4.50%, 3/08/18		900	898,596
Dole Food Co., Inc., Tranche B-2 Term Loan, 5.04%, 7/08/18		179	179,218
Solvest Ltd. (Dole), Tranche C-2 Term Loan, 5.02%, 7/08/18		320	320,706

			1,609,780
Health Care Equipment & Supplies – 0.3%
Bausch & Lomb, Inc., Parent Term Loan, 5.25%, 5/17/19		1,731	1,748,592
ConvaTec, Inc., Dollar Term Loan, 5.00%, 12/22/16		750	752,813
DJO Finance LLC (ReAble Therapeutics Finance LLC), Tranche B-3 Term Loan, 6.25%, 9/15/17		299	299,372
Hologic, Inc., Tranche B Term Loan, 4.50%, 8/01/19		748	756,025

			3,556,802

Floating Rate Loan Interests (b)	Par (000)		Value
Health Care Providers & Services – 0.4%
DaVita, Inc., Tranche B-2 Term Loan, 4.00%, 8/01/19	USD	860	$860,000
Emergency Medical Services Corp., Term B Loan, 5.25%, 5/25/18		997	1,004,410
HCA, Inc., Tranche B-3 Term Loan, 3.46%, 5/01/18		290	290,131
Iasis Healthcare LLC, Term B Loan, 5.00%, 5/03/18		997	998,715
LHP Operations Co. LLC, Term B Loan, 9.00%, 7/03/18		125	125,623
Sheridan Holdings, Inc., Initial Term Loan (First Lien), 6.00%, 6/29/18		898	902,804

			4,181,683
Hotels, Restaurants & Leisure – 0.4%
Alpha Topco Ltd. (Formula One), Facility B, 5.75%, 4/28/17		1,244	1,249,661
Caesars Entertainment Operating Co., Inc. (FKA
Harrah’s Operating Co., Inc.):
Term B Loan, 3.21%, 1/28/15		170	164,829
Term B-2 Loan, 3.25%, 1/28/15		240	232,699
Term B-6 Loan, 5.46%, 1/28/18		500	484,790
Harrah’s Las Vegas Propco LLC, Term Loan, 0.00%, 2/13/13		295	240,425
NP Opco LLC (Station GVR Acquisition LLC), B Term Loan, 5.50%, 9/15/19		1,005	1,006,799
Six Flags Theme Parks, Inc., Tranche B Term Loan, 4.25%, 12/20/18		945	949,895
Stackbridge/SBE Holdings, Tranche B Loan, 13.00%, 5/02/17		170	169,150

			4,498,248
Independent Power Producers & Energy Traders – 0.1%
Calpine Corp., Term B Loan, 4.50%, 4/01/18		997	998,815
The AES Corp., Initial Term Loan, 4.25%, 6/01/18		499	501,103

			1,499,918
Insurance – 0.1%
Asurion LLC (FKA Asurion Corp.), First Lien Term Loan, 5.50%, 5/24/18		619	622,389
Internet Software & Services – 0.1%
Zayo Group LLC/Zayo Capital, Inc., Term Loan, 5.25%, 6/30/19		1,496	1,501,487
IT Services – 0.0%
Genpact Ltd., Term Loan, 4.25%, 8/30/19		480	480,302
Machinery – 0.1%
Wabash National, Initial Term Loan, 6.00%, 5/08/19		911	922,222
Media – 0.4%
Bresnan Broadband Holdings, LLC, Term B Loan, 4.50%, 12/14/17		973	975,482
Eastman Kodak Co., Term Loan (DIP), 8.50%, 7/20/13		35	34,362
EMI Group North America Holdings, Inc. (MTL Publishing LLC), Term B Loan, 5.50%, 2/07/18		748	757,290
Kabel Deutschland GmbH, Facility F, 4.25%, 2/01/19		1,000	1,004,170
Univision Communications, Inc., Extended First-Lien Term Loan, 4.46%, 3/31/17		600	585,728

BLACKROCK FUNDS II	OCTOBER 31, 2012	11

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)	Value
Media (concluded)
WideOpenWest Finance LLC, Term B Loan, 6.25%, 7/17/18	USD 155	$155,869
Wolverine Healthcare Analytics, Inc., Term B Loan, 6.75%, 6/06/19	140	139,545

		3,652,446
Metals & Mining – 0.6%
Constellium Holdco BV, Initial Term Loan, 9.25%, 5/25/18	748	744,384
Dynegy Midwest Generation LLC, Term Loan, 9.25%, 8/05/16	645	670,595
FMG Resources August 2006 Pty Ltd., Term Loan, 0.00%, 10/12/17	2,655	2,640,397
Novelis, Inc., Term B Loan, 4.00%, 3/10/17	746	745,501
Rexnord LLC/RBS Global, Inc., Term B Loan, 4.50%, 4/01/18	645	647,544
Walter Energy, Inc. (FKA Walter Industries, Inc.), Term B Loan, 4.00%, 4/02/18	978	960,040

		6,408,461
Multiline Retail – 0.1%
Party City Holdings, Inc., Term Loan, 5.75%, 7/15/19	830	837,055
Oil, Gas & Consumable Fuels – 0.4%
Chesapeake Energy Corp., Term Loan, 8.50%, 12/02/17	407	407,342
EP Energy LLC (FKA Everest Acquisition LLC), Tranche B-1 Loan, 5.00%, 5/24/18	1,370	1,377,193
Gibson Energy ULC, Tranche B Term Loan, 4.75%, 6/15/18	498	502,475
MEG Energy Corp., Term B Loan, 4.00%, 3/18/18	499	500,127
Samson Investment Co., Initial Term Loan (Second Lien), 6.00%, 9/25/18	225	226,874
Vantage Drilling Co., Tranche B Term Loan, 6.25%, 10/17/17	1,095	1,058,635

		4,072,646
Pharmaceuticals – 0.4%
Aptalis Pharma, Inc. (FKA Axcan Intermediate Holdings, Inc.), Term B-1 Loan, 5.50%, 2/10/17	997	997,881
Capsugel Holdings US, Inc., Initial Term Loan (New), 4.52%, 8/01/18	975	980,775
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Term B-3 Loan, 6.75%, 5/15/18	249	242,937
Par Pharmaceutical Companies, Inc. (Par Pharmaceutical, Inc.), Term B Loan, 5.00%, 9/30/19	1,025	1,021,587
Pharmaceutical Product Development, Inc. (Jaguar Holdings, LLC), Term Loan, 6.25%, 12/05/18	644	652,095

		3,895,275
Real Estate Investment Trusts (REITs) – 0.1%
iStar Financial, Inc., Term Loan, 5.75%, 10/15/17	572	570,592

Floating Rate Loan Interests (b)	Par (000)	Value
Real Estate Management & Development – 0.1%
Realogy Corp.:
Extended First-Lien Term Loan, 4.46%, 10/10/16	USD 1,159	$1,156,181
Extended Synthetic Commitment, 0.06%, 10/10/16	90	90,241

		1,246,422
Semiconductors & Semiconductor Equipment – 0.1%
Freescale Semiconductor, Inc., Tranche B-1 Term Loan, 4.47%, 12/01/16	500	483,625
Software – 0.1%
First Data Corp., 2018 Dollar Term Loan, 4.21%, 3/23/18	750	714,375
Kronos, Inc., Term C Loan, 9.75%, 4/25/20	575	577,875

		1,292,250
Specialty Retail – 0.3%
David’s Bridal, Inc., Initial Term Loan, 5.00%, 10/11/19	275	274,313
Evergreen Acquisition Co. 1 LP, New Term Loan, 0.40%, 7/09/19	1,067	1,068,638
Hupah Finance, Inc., Initial Term Loan, 6.25%, 1/19/19	746	749,981
Michaels Stores, Inc., Term B-2 Loan, 4.94%, 7/31/16	310	312,325
The Yankee Candle Company, Inc., Initial Term Loan, 5.25%, 4/02/19	199	200,272
Wilsonart LLC, Term B Loan, 0.00%, 10/31/19	470	471,321

		3,076,850
Total Floating Rate Loan Interests – 7.3%		77,383,225

Investment Companies	Shares
Eaton Vance Tax-Advantaged Global Dividend Income Fund	229,244	3,211,708
iShares Barclays 1-3 Year Credit Bond Fund	619,956	65,591,345
iShares Barclays Intermediate Credit Bond Fund	438,579	49,098,919
iShares iBoxx $ High Yield Corporate Bond Fund (e)	509,019	47,150,430
iShares iBoxx $ Investment Grade Corporate Bond Fund	571,649	70,324,260
Total Investment Companies – 22.4%		235,376,662

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations – 5.5%
American Home Mortgage Assets LLC, Series 2007-3, Class 22A1, 6.25%, 6/25/37 (c)	USD 3,708	2,215,190

12	BLACKROCK FUNDS II	OCTOBER 31, 2012

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Banc of America Funding Corp.:
Series 2006-7, Class T2A3, 5.69%, 10/25/36 (b)	USD	2,552	$1,806,711
Series 2006-D, Class 6A1, 5.07%, 5/20/36 (b)		1,454	1,114,297
Banc of America Mortgage Securities, Inc., Series 2004-L, Class 4A1, 5.12%, 1/25/35 (b)		125	126,354
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 14A1, 5.26%, 11/25/34 (b)		1,150	1,075,949
Citimortgage Alternative Loan Trust, Series 2007-A1, Class 1A5, 6.00%, 1/25/37		355	280,085
Countrywide Alternative Loan Trust:
Series 2005-46CB, Class A20, 5.50%, 10/25/35		664	579,638
Series 2005-64CB, Class 1A1, 5.50%, 12/25/35		338	287,663
Series 2005-86CB, Class A8, 5.50%, 2/25/36		541	483,599
Series 2006-11CB, Class 1A5, 6.00%, 5/25/36		2,814	1,992,928
Series 2006-15CB, Class A1, 6.50%, 6/25/36		2,916	1,938,319
Series 2006-2CB, Class A6, 5.50%, 3/25/36		2,820	1,885,454
Series 2006-2CB, Class A8, 6.00%, 3/25/36		2,996	2,086,002
Series 2006-7CB, Class 1A6, 6.00%, 5/25/36		2,770	1,886,124
Series 2006-20CB, Class A9, 6.00%, 7/25/36		1,630	1,051,881
Series 2006-25CB, Class A2, 6.00%, 10/25/36		1,963	1,485,465
Series 2006-43CB, Class 1A4, 6.00%, 2/25/37		4,886	3,765,708
Series 2006-5T2, Class A3, 6.00%, 4/25/36		1,151	852,997
Series 2006-9T1, Class A7, 6.00%, 5/25/36		1,551	1,194,597
Series 2007-9T1, Class 2A1, 6.00%, 5/25/37		729	553,439
Series 2007-9T1, Class 2A2, 6.00%, 5/25/37		1,661	1,260,515
Series 2007-12T1, Class A5, 6.00%, 6/25/37		1,373	1,062,205
Series 2007-15CB, Class A7, 6.00%, 7/25/37		1,047	853,360
Series 2007-16CB, Class 1A7, 6.00%, 8/25/37		530	468,138
Series 2007-18CB, Class 2A25, 6.00%, 8/25/37		1,181	964,696
Series 2007-19, Class 1A8, 6.00%, 8/01/37		2,070	1,613,531
Series 2007-6, Class A4, 5.75%, 4/25/47		4,947	3,517,161
Series 2007-J1, Class 2A5, 6.00%, 3/25/37		4,044	2,566,122
Series 2008-2R, Class 2A1, 6.00%, 8/25/37		550	386,521

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-15, Class A1, 5.50%, 8/25/35	USD	90	$89,515
Series 2006-OA5, Class 2A1, 0.41%, 4/25/46 (b)		150	96,123
Series 2007-15, Class 1A29, 6.25%, 9/25/37		1,822	1,678,024
Series 2007-16, Class A1, 6.50%, 10/25/37		285	266,465
Series 2007-21, Class 1A1, 6.25%, 2/25/38		985	882,145
Series 2007-J2, Class 2A6, 6.00%, 7/25/37		2,794	2,053,532
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21		1,580	1,470,457
GMAC Mortgage Corp Loan Trust, Series 2005-AR2, Class 4A, 5.10%, 5/25/35 (b)		287	284,046
GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 5/25/36		285	258,948
Indymac IMSC Mortgage Loan Trust:
Series 2007-F2, Class 1A4, 6.00%, 7/25/37		2,699	2,175,027
Series 2007-F2, Class 2A1, 6.50%, 7/25/37		3,274	2,000,204
Indymac Index Mortgage Loan Trust:
Series 2006-AR3, Class 3A1A, 4.83%, 4/25/36 (b)		730	463,316
Series 2007-AR15, Class 1A1, 5.09%, 8/25/37 (b)		400	292,295
Series 2007-AR15, Class 2A1, 4.74%, 8/25/37 (b)		661	503,595
Prime Mortgage Trust:
Series 2006-DR1, Class 1A2, 6.00%, 5/25/35 (a)		673	660,499
Series 2006-DR1, Class 2A1, 5.50%, 5/25/35 (a)		1,094	1,063,978
Residential Accredit Loans, Inc.:
Series 2005-QS1, Class A5, 5.50%, 1/25/35		250	246,790
Series 2006-QS12, Class 2A4, 6.00%, 9/25/36		380	276,714
Series 2007-QS4, Class 3A2, 6.00%, 3/25/37		734	550,732
Residential Asset Securitization Trust,
Series 2006-A15, Class A12, 6.25%, 1/25/37		741	529,244
Residential Funding Mortgage Securities I, Series 2007-S7, Class A20, 6.00%, 7/25/37		275	255,572
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1, 5.19%, 4/25/47 (b)		1,164	902,903

BLACKROCK FUNDS II	OCTOBER 31, 2012	13

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-8, Class A5, 6.13%, 10/25/36 (c)	USD	2,333	$1,570,317

			57,925,090
Total Non-Agency Mortgage-Backed Securities – 5.5%			57,925,090

Participation Notes (g)	Shares
Multi-Utilities – 0.0%
Deutsche Bank AG (Qatar Electricity & Water Co.), due 4/14/17		5,717	209,135

Preferred Securities	Par (000)		Value
Capital Trusts
Capital Markets – 0.6%
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (b)	USD	2,000	2,080,000
Goldman Sachs Capital I, 6.35%, 2/15/34		4,000	4,123,192

			6,203,192
Commercial Banks – 1.7%
BNP Paribas SA:
5.19% (a)(b)(f)		1,000	930,000
7.20% (a)(b)(f)		2,000	1,970,000
Citigroup, Inc., 5.95% (b)(f)		1,900	1,958,187
Deutsche Bank Capital Funding Trust VII, 5.63% (a)(b)(f)		2,400	2,292,000
Lloyds Banking Group Plc, 6.66% (a)(b)(f)		3,000	2,520,000
RBS Capital Trust II, 6.43% (b)(f)		1,000	840,000
Wachovia Capital Trust III, 5.57% (b)(f)		5,550	5,508,375
Wells Fargo & Co., 7.98% (b)(f)		1,450	1,714,625

			17,733,187
Consumer Finance – 0.4%
American Express Co., 6.80%, 9/01/66 (b)		2,600	2,824,250
Capital One Capital V, 10.25%, 8/15/39		200	206,000
Capital One Capital VI, 8.88%, 5/15/40		1,050	1,077,123

			4,107,373
Diversified Financial Services – 1.4%
AON Corp., 8.21%, 1/01/27		1,500	1,880,796
Bank of America Corp., 8.00% (b)(f)		3,200	3,563,904
General Electric Capital Corp.:
6.25% (b)(f)		2,000	2,180,060
7.13% (b)(f)		3,000	3,432,270
6.38%, 11/15/67 (b)		750	802,500
JPMorgan Chase & Co., 7.90% (b)(f)		1,550	1,785,181
ZFS Finance USA Trust II, 6.45%, 12/15/65 (a)(b)		1,200	1,290,000

			14,934,711

Preferred Securities	Par (000)		Value
Insurance – 3.5%
ACE Capital Trust II, 9.70%, 4/01/30	USD	3,000	$4,384,803
The Allstate Corp.:
6.13%, 5/15/67 (b)		500	518,125
6.50%, 5/15/67 (b)		1,300	1,397,500
American International Group, Inc.:
8.18%, 5/15/68 (b)		3,000	3,742,500
6.25%, 3/15/87		2,046	2,112,495
Chubb Corp., 6.38%, 3/29/67 (b)		1,575	1,708,875
Genworth Financial, Inc., 6.15%, 11/15/66 (b)		1,100	753,500
Hartford Financial Services Group, Inc., 8.13%, 6/15/68 (b)		1,250	1,462,500
Liberty Mutual Group, Inc.:
7.00%, 3/15/67 (a)(b)		2,150	2,128,500
10.75%, 6/15/88 (a)(b)		1,480	2,205,200
Lincoln National Corp.:
7.00%, 5/17/66 (b)		350	358,750
6.05%, 4/20/67 (b)		2,860	2,860,000
MetLife Capital Trust IV, 7.88%, 12/15/67 (a)		550	664,074
MetLife Capital Trust X, 9.25%, 4/08/68 (a)		200	278,000
MetLife, Inc., 6.40%, 12/15/66		500	543,513
Nationwide Financial Services, Inc., 6.75%, 5/15/67		900	940,500
The Progressive Corp., 6.70%, 6/15/67 (b)		1,250	1,360,937
Prudential Financial, Inc.:
5.88%, 9/15/42 (b)		1,000	1,052,500
8.88%, 6/15/68 (b)		3,000	3,705,000
Swiss Re Capital I LP, 6.85% (a)(b)(f)		2,100	2,190,777
XL Group Plc, 6.50% (b)(f)		2,500	2,318,750

			36,686,799
Multi-Utilities – 0.0%
Dominion Resources, Inc., 7.50%, 6/30/66 (b)		250	275,000
Oil, Gas & Consumable Fuels – 0.4%
Enterprise Products Operating LLC, 7.03%, 1/15/68 (b)		3,250	3,713,125
Total Capital Trusts — 8.0%			83,653,387

Preferred Stocks	Shares		Value
Commercial Banks – 0.1%
Ally Financial, Inc., 7.00% (a)		880	847,990

Trust Preferreds
Aerospace & Defense – 0.5%
United Technologies Corp., 7.50%, 8/01/15		90,000	4,894,200
Commercial Banks – 1.3%
First Republic Bank, 6.70% (f)		200,000	5,436,000
RBS Capital Funding Trust V, 5.90% (f)		10,000	183,900
U.S. Bancorp, 6.00% (f)		272,000	7,806,400

			13,426,300

14	BLACKROCK FUNDS II	OCTOBER 31, 2012

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Trust Preferreds	Shares	Value
Diversified Financial Services – 0.5%
Citigroup Capital XIII, 7.88%, 10/30/40 (b)	178,000	$4,950,180
GMAC Capital Trust I, 8.13%, 2/15/40	14,180	370,665

		5,320,845
Total Trust Preferreds – 2.3%		23,641,345
Total Preferred Securities – 10.3%		108,142,722
Total Long-Term Investments (Cost – $1,056,142,983) – 102.8%		1,082,378,258

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17% (e)(h)	6,744,398	6,744,398
Total Short-Term Securities (Cost – $6,744,398) – 0.6%		6,744,398

Options Purchased	Contracts
Exchange-Traded Put Options – 0.1%
S&P 500 Index, Strike Price USD 1,375, Expires 12/22/12	426	1,037,310
Total Options Purchased (Cost – $823,470) – 0.1%		1,037,310
Total Investments (Cost – $1,063,710,851*) – 103.5%		1,090,159,966
Liabilities in Excess of Other Assets – (3.5)%		(36,940,455)

Net Assets – 100.0%		$1,053,219,511

*	As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,064,319,763

Gross unrealized appreciation	$30,890,472
Gross unrealized depreciation	(5,050,269)

Net unrealized appreciation	$25,840,203

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Shares Purchased	Shares Sold		Shares Held at October 31, 2012	Value at October 31, 2012	Income	Realized Gain (Loss)
BlackRock Floating Rate Income, Institutional Class	2,692,272	10,513	2,702,785		–	–	$125,091	$204,539
BlackRock GNMA Portfolio, BlackRock Class	3,097,413	8,949	3,106,362		–	–	$155,163	$171,836
BlackRock High Yield Bond Portfolio, BlackRock Class	1,679,113	3,232	1,682,345		–	–	$25,772	$855,137
BlackRock Low Duration Bond Portfolio, BlackRock Class	6,594,444	9,656	6,604,100		–	–	$139,599	$572,994
BlackRock Liquidity Funds, TempFund, Institutional Class	25,430,547	–	18,686,149	[1]	6,744,398	$6,744,398	$6,571	–
iShares Barclays 1-3 Year Credit Bond Fund	–	619,956	–		619,956	$65,591,345	–	–
iShares Barclays Intermediate Credit Bond Fund	–	438,579	–		438,579	$49,098,919	–	–
iShares Barclays MBS Bond Fund	55,305	151,071	206,376		–	–	$41,552	$(69,836)
iShares iBoxx $ High Yield Corporate Bond Fund	340,630	1,162,258	993,869		509,019	$47,150,430	$1,131,010	$(192,320)
iShares iBoxx $ Investment Grade Corporate Bond Fund	–	571,649	–		571,649	$70,324,260	$162,952	–
iShares MSCI Emerging Markets Index Fund	–	13,644	13,644		–	–	–	$(1,674)

1 Represents net shares sold.

BLACKROCK FUNDS II	OCTOBER 31, 2012	15

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Non-income producing security.
(h)	Represents the current yield as of report date.

—	Foreign currency exchange contracts as of October 31, 2012 were as follows:

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

GBP 3,897,000	USD	6,244,529	UBS AG	11/01/12	$44,278

USD 6,116,361	GBP	3,897,000	State Street Corp.	11/01/12	(172,447)

			Bank of New York
USD 54,659	GBP	33,939	Mellon Corp.	11/02/12	(111)
USD 1,684,576	SEK	11,416,000	UBS AG	11/15/12	(35,763)
JPY 387,360,000	GBP	3,116,482	JPMorgan Chase & Co.	12/06/12	(174,683)
USD 1,354,678	EUR	1,033,000	UBS AG	1/23/13	14,582
USD 6,242,565	GBP	3,897,000	UBS AG	2/07/13	(44,152)

Total					$(368,296)

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$5,487,019	–	$5,487,019
Common Stocks	$165,347,791	113,858,791	–	279,206,582
Corporate Bonds	–	318,647,823	–	318,647,823
Floating Rate Loan Interests	–	72,647,032	$4,736,193	77,383,225
Investment Companies	235,376,662	–	–	235,376,662
Non-Agency Mortgage-Backed Securities	–	57,925,090	–	57,925,090
Participation Notes .	209,135	–	–	209,135
Preferred Securities	24,489,335	83,653,387	–	108,142,722
Short-Term Securities	6,744,398	–	–	6,744,398
Total	$432,167,321	$652,219,142	$4,736,193	$1,089,122,656

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts.	$1,037,310	–	–	$1,037,310
Foreign currency exchange contracts	–	$58,860	–	58,860
Liabilities:
Foreign currency exchange contracts	–	(427,156)	–	(427,156)
Total	$1,037,310	$(368,296)	–	$669,014

[1]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2012, foreign currency at value of $991,136 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between Level 1 and Level 2 during the period ended October 31, 2012.

16	BLACKROCK FUNDS II	OCTOBER 31, 2012

Schedule of Investments (concluded)	BlackRock Multi-Asset Income Portfolio

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Equity Linked Notes	Floating Rate Loan Interests	Total
Assets:
Opening Balance, as of July 31, 2012	$5,591,196	$2,573,517	$8,164,713
Transfers into Level 3[2]	–	2,644,822	2,644,822
Transfers out of Level 3[2]	–	(396,569)	(396,569)
Accrued discounts/premiums	–	1,254	1,254
Net realized gain (loss) .	(564,126)	7,243	(556,883)
Net change in unrealized appreciation/depreciation[3]	917,115	32,013	949,128
Purchases	–	252,801	252,801
Sales	(5,944,185)	(378,888)	(6,323,073)

Closing Balance,as of October 31, 2012	–	$4,736,193	$4,736,193

[2]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

[3]	The change in unrealized appreciation/depreciation on investments still held as of October 31, 2012 was $39,245.

BLACKROCK FUNDS II	OCTOBER 31, 2012	17

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the
Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: December 21, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: December 21, 2012